FAIR VALUE MEASUREMENTS (Details) - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Sep. 30, 2022	Dec. 31, 2021
Class A Common Stock [Member]
Warrant Liability		$ 7,497,311		$ 106,112,020
Level 1 [Member]
Marketable Securities Held In Trust Account	$ 3,629,614	7,613,762	$ 7,548,977	106,116,023
Level 3 [Member] | Public Warrant [Member]
Warrant Liability	523,602	110,182	780,015	3,036,301
Level 3 [Member] | Private Warrant [Member]
Warrant Liability	$ 187,258	$ 101,432	$ 600,850	$ 2,262,941